Restricted Cash - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Cash And Cash Equivalents [Abstract]
Restricted cash	¥ 30,567	$ 4,391	¥ 29,550